Leases - Summary of Future Minimum Lease Payments Receivable (Detail) - Future minimum lease [Member] - Mexico [Member] - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 3,813,070	$ 4,269,738	$ 3,707,668
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	1,368,927	1,331,301	1,162,457
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	1,109,585	1,074,436	835,157
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	768,681	875,768	665,499
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	390,332	592,384	524,911
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	105,303	299,145	316,356
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 70,242	$ 96,704	$ 203,288